Subsequent events - Business transactions (Schedule of Acquisition of Amerisur Resources Plc) (Details)	Jan. 16, 2020 USD ($) item	Jan. 16, 2020 GBP (£)	Jan. 16, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 28, 2018
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				100.00%	20.00%
LG International Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents				$ 81,000,000
Trade and other payables				$ (32,786,000)
Acquisition [member] | Amerisur Resources Plc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%	100.00%
Cash		£ 241,682,496	$ 314,163,077
Total consideration			314,163,000
Cash and cash equivalents			36,633,000
Trade and other receivables			47,238,000
Property, plant and equipment (including mineral interest)			289,532,000
Other assets			25,585,000
Provision for other long-term liabilities			(6,640,000)
Deferred income tax liability			(19,111,000)
Lease liabilites			(18,821,000)
Trade and other payables			(40,253,000)
Total identifiable net assets			$ 314,163,000
Acquisition transaction cost	$ 5,758,000
Acquisition [member] | Amerisur Resources Plc [Member] | Putumayo Basin Block [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of exploration blocks | item	12
Acquisition [member] | Amerisur Resources Plc [Member] | Llanos Basin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of exploration blocks | item	1
Acquisition [member] | Colombia [Member] | Amerisur Resources Plc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of exploration blocks | item	13